UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
Olivia P. Adler
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH BOND FUND

Schedule of Investments
Decmeber 31, 2007 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS - 87.93%

Alabama		2.14%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		122,177	0.58%
32,000	7.80%, 10/15/2025		31,533	0.15%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		21,886	0.10%
23,000	7.50%, 10/10/2017		22,880	0.11%
24,000	7.50%, 04/10/2018		23,875	0.11%
25,000	7.50%, 04/10/2019		24,870	0.12%
28,000	7.50%, 04/10/2020		27,855	0.13%
30,000	7.50%, 04/10/2021		29,844	0.14%
25,000	7.50%, 10/10/2018		24,870	0.12%
27,000	7.50%, 10/10/2019		26,860	0.13%
28,000	7.50%, 10/10/2020		27,854	0.13%
32,000	8.00%, 04/10/2022		32,102	0.16%
31,000	8.00%, 10/10/2021		31,096	0.16%
California		13.70%
	Antioch Church Long Beach
854,909	8.50%, 04/01/2008		856,875	4.09%
	First Baptist Church Clovis
35,000	7.30%, 04/15/2023		34,818	0.17%
37,000	7.30%, 04/15/2024		36,808	0.18%
35,000	7.30%, 10/15/2023		34,818	0.17%
78,000	7.30%, 10/15/2034		77,594	0.37%
31,000	8.00%, 04/15/2022		31,099	0.15%
33,000	8.00%, 10/15/2022		33,112	0.16%
	Kern Christian Center
13,000	7.50%, 04/01/2018		12,932	0.06%
14,000	7.50%, 04/01/2019		13,927	0.07%
14,000	7.50%, 04/01/2020		13,927	0.07%
16,000	7.50%, 04/01/2021		15,917	0.08%
12,000	7.50%, 10/01/2017		11,938	0.06%
13,000	7.50%, 10/01/2018		12,932	0.06%
15,000	7.50%, 10/01/2019		14,922	0.07%
16,000	7.50%, 10/01/2020		15,917	0.08%
20,000	7.60%, 04/01/2024		19,896	0.09%
21,000	7.60%, 04/01/2025		20,891	0.10%
20,000	7.60%, 10/01/2023		19,896	0.09%
21,000	7.60%, 10/01/2024		20,891	0.10%
23,000	7.60%, 10/01/2025		22,880	0.11%
18,000	8.00%, 04/01/2022		17,300	0.08%
16,000	8.00%, 10/01/2021		15,389	0.07%
	Montecito Park Union Church
37,000	8.00%, 04/15/2022		37,118	0.18%
35,000	8.00%, 10/15/2021		35,109	0.17%
35,000	7.20%, 04/15/2021		34,818	0.17%
33,000	7.20%, 10/15/2020		32,828	0.16%
40,000	7.30%, 04/15/2023		39,792	0.19%
43,000	7.30%, 04/15/2024		42,776	0.20%
39,000	7.30%, 10/15/2022		39,148	0.19%
41,000	7.30%, 10/15/2023		40,787	0.19%
45,000	7.30%, 10/15/2024		44,766	0.21%
	North Hills Baptist Church
44,000	7.20%, 05/15/2016		44,048	0.21%
46,000	7.20%, 05/15/2017		45,765	0.22%
41,000	7.20%, 11/15/2015		41,279	0.20%
45,000	7.20%, 11/15/2016		45,059	0.21%
	Revival Pentecostal of San Diego
15,000	7.20%, 06/15/2018		14,924	0.07%
15,000	7.20%, 06/15/2019		14,924	0.07%
17,000	7.20%, 06/15/2020		16,913	0.08%
18,000	7.20%, 06/15/2021		17,908	0.09%
14,000	7.20%, 12/15/2017		13,929	0.07%
15,000	7.20%, 12/15/2018		14,924	0.07%
16,000	7.20%, 12/15/2019		15,918	0.08%
17,000	7.20%, 12/15/2020		16,913	0.08%
18,000	7.20%, 12/15/2021		17,908	0.09%
34,000	7.30%, 06/15/2030		33,827	0.16%
36,000	7.30%, 06/15/2031		35,816	0.17%
39,000	7.30%, 06/15/2032		38,801	0.19%
42,000	7.30%, 06/15/2033		41,786	0.20%
45,000	7.30%, 06/15/2034		44,771	0.21%
49,000	7.30%, 06/15/2035		48,750	0.23%
26,000	7.30%, 12/15/2029		25,867	0.12%
36,000	7.30%, 12/15/2030		35,816	0.17%
39,000	7.30%, 12/15/2031		38,801	0.19%
41,000	7.30%, 12/15/2032		40,791	0.19%
44,000	7.30%, 12/15/2033		43,776	0.21%
48,000	7.30%, 12/15/2034		47,755	0.23%
19,000	8.0%, 06/15/2022		19,065	0.09%
20,000	8.00%, 12/15/2022		20,072	0.10%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		67,055	0.32%
73,000	8.30%, 09/15/2025		71,956	0.34%
	"The Well" Ministry of Rescue
21,000	8.40%, 05/15/2020		20,891	0.10%
23,000	8.40%, 05/15/2021		22,880	0.11%
25,000	8.40%, 05/15/2022		25,078	0.12%
27,000	8.40%, 05/15/2023		26,860	0.13%
22,000	8.40%, 11/15/2020		21,886	0.10%
24,000	8.40%, 11/15/2021		24,070	0.11%
26,000	8.40%, 11/15/2022		26,083	0.11%
28,000	8.40%, 11/15/2023		27,854	0.12%
Florida		20.69%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,664	1.22%
212,000	7.50%, 03/15/2028		210,898	1.01%
80,000	7.50%, 03/15/2029		79,584	0.38%
166,000	7.50%, 09/15/2027		165,137	0.79%
120,000	7.50%, 09/15/2028		119,376	0.57%
	Bethel Baptist Institutional Church, Inc.
150,000	7.80%, 01/21/2021		149,235	0.71%
75,000	7.90%, 01/21/2026		74,618	0.36%
230,000	7.90%, 01/21/2030		228,827	1.09%
124,000	7.90%, 07/21/2023		123,368	0.59%
251,000	7.90%, 07/21/2025		249,720	1.19%
	Celebration Baptist Church of Jacksonville, Florida, Inc.
17,000	8.10%, 06/15/2015		17,102	0.08%
33,000	8.20%, 12/15/2015		33,023	0.16%
29,000	8.40%, 12/15/2029		28,852	0.14%
69,000	8.40%, 06/15/2021		68,648	0.33%
74,000	8.40%, 06/15/2022		74,237	0.35%
65,000	8.40%, 12/15/2020		64,669	0.31%
32,000	8.40%, 12/15/2030		31,837	0.15%
10,000	8.40%, 06/15/2025		9,949	0.05%
24,000	8.40%, 06/15/2027		23,878	0.11%
199,000	8.40%, 06/15/2034		197,985	0.94%
71,000	8.40%, 12/15/2021		71,220	0.34%
71,000	8.40%, 12/15/2022		71,241	0.34%
23,000	8.40%, 12/15/2026		22,883	0.11%
117,000	8.40%, 12/15/2032		116,403	0.56%
	Celebration Church of Jacksonville, Inc.
106,000	7.40%, 10/15/2016		106,127	0.51%
110,000	7.80%, 04/15/2021		109,428	0.52%
	LifePoint Community Church of Tampa
71,000	8.40%, 04/20/2019		70,631	0.34%
78,000	8.40%, 04/20/2020		77,595	0.37%
84,000	8.40%, 04/20/2021		83,563	0.40%
99,000	8.40%, 04/20/2023		98,485	0.47%
108,000	8.40%, 04/20/2024		107,435	0.51%
44,000	8.40%, 10/20/2018		43,771	0.21%
75,000	8.40%, 10/20/2019		74,610	0.36%
82,000	8.40%, 10/20/2020		81,574	0.39%
89,000	8.40%, 10/20/2021		88,537	0.42%
86,000	8.40%, 10/20/2022		86,275	0.41%
43,000	8.40%, 10/20/2025		42,776	0.20%
	New Jerusalem
100,000	7.50%, 02/05/2031		98,410	0.47%
54,000	7.50%, 08/05/2029		53,158	0.25%
146,000	7.50%, 02/05/2029		143,737	0.69%
112,000	7.50%, 02/05/2027		110,320	0.53%
	Philadelphia Haitian Baptist Church
33,000	7.70%, 05/28/2013		33,409	0.16%
35,000	7.70%, 05/28/2014		35,347	0.17%
26,000	7.70%, 11/28/2012		26,289	0.13%
34,000	7.70%, 11/28/2013		34,466	0.16%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		76,892	0.37%
81,000	7.80%, 09/15/2024		79,842	0.38%
36,000	7.80%, 09/15/2027		35,813	0.16%
49,000	7.80%, 03/15/2028		48,745	0.23%
Georgia		3.75%
	Bible Baptist Church of Newnan, Inc.
32,000	7.60%, 03/01/2015		32,010	0.15%
33,000	7.70%, 09/01/2015		33,017	0.16%
11,000	7.80%, 09/01/2018		10,943	0.05%
39,000	7.80%, 03/01/2018		38,797	0.19%
46,000	7.80%, 03/01/2020		45,761	0.22%
50,000	7.80%, 03/01/2021		49,740	0.24%
45,000	7.80%, 09/01/2019		44,766	0.21%
48,000	7.80%, 09/01/2020		47,751	0.23%
50,000	7.90%, 03/01/2023		49,740	0.24%
38,000	7.90%, 03/01/2034		37,803	0.18%
159,000	7.90%, 03/01/2036		158,173	0.75%
56,000	7.90%, 09/01/2022		56,190	0.27%
54,000	8.00%, 03/01/2022		54,173	0.26%
51,000	8.00%, 09/01/2021		51,158	0.24%
	Restoration in the World International Ministries, Inc.
6,000	7.80%, 05/15/2018		5,969	0.03%
7,000	7.80%, 11/15/2017		6,964	0.03%
8,000	7.80%, 05/15/2020		7,959	0.04%
8,000	7.80%, 05/15/2021		7,959	0.04%
7,000	7.80%, 11/15/2017		6,964	0.03%
7,000	7.80%, 11/15/2018		6,964	0.03%
8,000	7.80%, 11/15/2019		7,959	0.04%
8,000	7.80%, 11/15/2020		7,959	0.04%
9,000	8.00%, 05/15/2022		9,030	0.04%
9,000	8.00%, 11/15/2021		9,028	0.04%
Indiana		5.01%
	Madison Park Church of God
70,000	7.90%, 01/31/2024		69,643	0.33%
100,000	7.90%, 01/31/2025		99,490	0.47%
100,000	7.90%, 01/31/2026		99,490	0.47%
50,000	7.90%, 01/31/2027		49,745	0.24%
151,000	7.90%, 07/31/2025		150,230	0.72%
196,000	8.00%, 01/31/2023		195,000	0.93%
189,000	8.00%, 07/31/2022		189,643	0.90%
	Mizpah Ebenezer Missionary
27,000	7.90%, 06/22/2033		26,865	0.13%
29,000	7.90%, 06/22/2034		28,855	0.14%
32,000	7.90%, 06/22/2035		31,840	0.15%
24,000	7.90%, 12/22/2031		23,880	0.11%
26,000	7.90%, 12/22/2032		25,870	0.12%
29,000	7.90%, 12/22/2033		28,855	0.14%
31,000	7.90%, 12/22/2034		30,845	0.16%
Louisiana		4.05%
	Living Way Apostolic
43,000	7.80%, 04/20/2019		42,777	0.20%
49,000	7.80%, 04/20/2021		48,745	0.23%
44,000	7.80%, 10/20/2019		43,771	0.21%
48,000	7.80%, 10/20/2020		47,751	0.23%
52,000	7.80%, 10/20/2021		51,730	0.25%
73,000	7.90%, 04/20/2026		72,620	0.35%
79,000	7.90%, 04/20/2027		78,589	0.37%
85,000	7.90%, 04/20/2028		84,558	0.40%
100,000	7.90%, 04/20/2030		99,480	0.47%
70,000	7.90%, 10/20/2025		69,636	0.33%
103,000	7.90%, 10/20/2030		102,464	0.49%
53,000	8.00%, 04/20/2022		53,175	0.25%
56,000	8.00%, 10/20/2022		56,190	0.27%
Maryland		0.19%
	Ark of Safety Christian Church
40,000	8.00%, 04/15/2029		39,392	0.19%
Michigan		0.81%
	Living Bread Ministries, Inc.
10,000	7.50%, 02/15/2016		10,009	0.05%
22,000	7.50%, 02/15/2017		21,888	0.10%
24,000	7.50%, 02/15/2018		23,878	0.11%
26,000	7.50%, 02/15/2019		25,867	0.12%
21,000	7.50%, 08/15/2016		21,023	0.10%
22,000	7.50%, 08/15/2017		21,888	0.10%
24,000	7.50%, 08/15/2018		23,878	0.11%
26,000	7.50%, 08/15/2019		25,867	0.12%
New Jersey		4.85%
	International Faith Ministries, Inc.
13,000	7.90%, 05/10/2023		12,933	0.06%
15,000	7.90%, 05/10/2024		14,922	0.07%
16,000	7.90%, 05/10/2025		15,917	0.08%
24,000	7.90%, 05/10/2028		23,875	0.11%
27,000	7.90%, 05/10/2029		26,860	0.13%
30,000	7.90%, 05/10/2030		29,844	0.14%
33,000	7.90%, 05/10/2031		32,829	0.16%
36,000	7.90%, 05/10/2032		35,813	0.17%
40,000	7.90%, 05/10/2033		39,792	0.19%
44,000	7.90%, 05/10/2034		43,771	0.21%
24,000	7.90%, 11/10/2023		23,875	0.11%
26,000	7.90%, 11/10/2024		25,865	0.12%
28,000	7.90%, 11/10/2025		27,854	0.13%
22,000	7.90%, 11/10/2027		21,886	0.10%
35,000	7.90%, 11/10/2028		34,818	0.17%
37,000	7.90%, 11/10/2029		36,808	0.18%
41,000	7.90%, 11/10/2030		40,787	0.19%
33,000	7.90%, 11/10/2031		32,828	0.16%
11,000	8.00%, 05/10/2022		11,036	0.05%
22,000	8.00%, 11/10/2022		22,077	0.11%
	Princeton Presbyterian Church
15,000	7.80%, 09/25/2013		14,991	0.07%
28,000	7.90%, 03/25/2014		27,854	0.13%
25,000	8.10%, 03/25/2015		25,005	0.12%
31,000	8.20%, 09/25/2015		31,012	0.15%
33,000	8.30%, 03/25/2016		33,023	0.16%
56,000	8.40%, 09/25/2022		56,179	0.27%
49,000	8.40%, 03/25/2021		48,745	0.23%
54,000	8.40%, 03/25/2022		54,162	0.26%
43,000	8.40%, 03/25/2023		42,776	0.20%
47,000	8.40%, 09/25/2020		46,756	0.22%
51,000	8.40%, 09/25/2021		51,148	0.24%
33,000	8.40%, 03/25/2034		32,828	0.16%
Nevada		0.34%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,096	0.08%
18,000	7.80%, 06/01/2016		18,018	0.09%
17,000	7.80%, 12/01/2015		17,112	0.08%
18,000	7.80%, 12/01/2016		18,022	0.09%
North Carolina		0.32%
	Accumulated Resources of Kindred Spirits
66,000	7.75%, 12/01/2009		66,594	0.32%
Ohio		3.48%
	Worldview Community Church
15,000	7.50%, 06/12/2018		14,924	0.07%
62,000	7.50%, 06/12/2021		61,684	0.29%
60,000	7.50%, 12/12/2020		59,694	0.28%
65,000	7.50%, 12/12/2021		64,669	0.31%
73,000	7.60%, 06/12/2023		72,628	0.35%
78,000	7.60%, 06/12/2024		77,602	0.37%
84,000	7.60%, 06/12/2025		83,572	0.40%
75,000	7.60%, 12/12/2023		74,618	0.36%
82,000	7.60%, 12/12/2024		81,582	0.39%
67,000	8.00%, 06/12/2022		67,228	0.32%
70,000	8.00%, 12/12/2022		70,252	0.34%
Oregon		0.48%
	Western Baptist College
27,000	7.50%, 02/15/2016		27,025	0.13%
73,000	7.50%, 08/15/2015		73,467	0.35%
Rhode Island		2.99%
	Cathedral of Life Christian
15,000	7.30%, 08/15/2014		14,924	0.07%
25,000	7.50%, 02/15/2022		24,872	0.12%
10,000	7.50%, 08/15/2016		10,011	0.05%
11,000	7.50%, 08/15/2017		10,944	0.05%
25,000	7.50%, 08/15/2021		24,873	0.12%
37,000	7.60%, 02/15/2027		36,811	0.18%
40,000	7.60%, 02/15/2028		39,796	0.19%
43,000	7.60%, 02/15/2029		42,781	0.20%
46,000	7.60%, 02/15/2030		45,765	0.22%
50,000	7.60%, 02/15/2031		49,745	0.24%
53,000	7.60%, 02/15/2032		52,730	0.25%
35,000	7.60%, 08/15/2026		34,822	0.17%
41,000	7.60%, 08/15/2028		40,791	0.19%
45,000	7.60%, 08/15/2029		44,771	0.21%
48,000	7.60%, 08/15/2030		47,755	0.23%
52,000	7.60%, 08/15/2031		51,735	0.25%
28,000	8.00%, 02/15/2023		27,857	0.13%
26,000	8.00%, 08/15/2022		26,088	0.12%
Tennessee		3.81%
	Grace Christian Fellowship Church
34,000	8.40%, 07/18/2024		33,827	0.16%
39,000	8.40%, 10/18/2021		38,797	0.19%
40,000	8.40%, 01/18/2022		40,124	0.19%
44,000	8.40%, 01/18/2023		43,776	0.21%
47,000	8.40%, 01/18/2024		46,760	0.22%
51,000	8.40%, 01/18/2025		50,740	0.24%
41,000	8.40%, 04/18/2022		41,123	0.20%
44,000	8.40%, 04/18/2023		43,771	0.21%
47,000	8.40%, 04/18/2024		46,756	0.22%
52,000	8.40%, 04/18/2025		51,730	0.25%
10,000	8.40%, 04/18/2033		99,480	0.47%
38,000	8.40%, 07/18/2021		37,806	0.18%
41,000	8.40%, 07/18/2022		41,131	0.20%
45,000	8.40%, 07/18/2023		44,771	0.21%
42,000	8.40%, 10/18/2022		42,135	0.20%
46,000	8.40%, 10/18/2023		45,761	0.22%
50,000	8.40%, 10/18/2024		49,740	0.24%
Texas		12.45%
	Celebration Church of Georgetown
50,000	8.40%, 11/15/2023		49,740	0.24%
35,000	8.40%, 05/15/2019		34,818	0.17%
100,000	8.40%, 05/15/2022		100,310	0.48%
56,000	8.40%, 05/15/2023		55,709	0.27%
30,000	8.40%, 05/15/2024		29,844	0.14%
103,000	8.40%, 11/15/2022		103,330	0.49%
91,000	8.40%, 05/15/2021		90,527	0.43%
58,000	8.40%, 11/15/2027		57,698	0.28%
80,000	8.40%, 11/15/2028		79,584	0.38%
235,000	8.40%, 11/15/2036		233,778	1.12%
	Christian City View Fellowship
100,000	7.60%, 09/15/2019		99,480	0.47%
123,000	7.70%, 03/15/2022		122,360	0.58%
118,000	7.70%, 09/15/2021		117,386	0.56%
132,000	7.80%, 03/15/2024		130,126	0.62%
138,000	7.80%, 09/15/2025		135,985	0.65%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		198,980	0.95%
100,000	7.60%, 06/15/2018		99,490	0.47%
	Iglesia Templo Jerusalen
100,000	7.90%, 06/12/2035		99,490	0.47%
58,000	7.90%, 06/12/2028		57,704	0.28%
48,000	7.90%, 06/12/2029		47,755	0.23%
68,000	7.90%, 06/12/2030		67,653	0.32%
60,000	7.90%, 12/12/2028		59,694	0.28%
65,000	7.90%, 12/12/2029		64,669	0.31%
46,000	7.90%, 12/12/2027		45,765	0.22%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		98,560	0.47%
20,000	7.80%, 06/15/2021		19,898	0.09%
19,000	7.80%, 12/15/2020		18,903	0.09%
23,000	7.90%, 06/15/2023		22,883	0.11%
23,000	7.90%, 12/15/2022		23,083	0.11%
24,000	7.90%, 12/15/2023		23,878	0.11%
21,000	8.00%, 06/15/2022		21,071	0.10%
21,000	8.00%, 12/15/2021		21,069	0.10%
	Steve AMS Ministries dba Chapel of Praise
45,000	7.60%, 12/15/2011		45,077	0.22%
81,000	7.90%, 06/15/2013		80,943	0.39%
53,000	8.10%, 06/15/2014		52,995	0.25%
Virginia		4.36%
	New Life Annointed Ministries International, Inc.
171,000	7.80%, 06/21/2020		170,145	0.81%
64,000	7.80%, 06/21/2022		64,230	0.31%
103,000	7.80%, 06/21/2024		102,485	0.49%
124,000	7.80%, 06/21/2023		123,380	0.59%
100,000	7.80%, 12/21/2020		99,500	0.47%
60,000	7.80%, 12/21/2023		59,700	0.28%
115,000	7.80%, 12/21/2024		114,425	0.55%
142,000	7.80%, 12/21/2025		141,290	0.67%
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,440	0.19%
Washington		1.98%
	Cascade Christian Center of Skagit Valley
26,000	8.40%, 10/20/2024		25,865	0.12%
21,000	8.40%, 04/20/2022		21,063	0.10%
23,000	8.40%, 04/20/2023		22,880	0.11%
24,000	8.40%, 04/20/2024		23,875	0.11%
10,000	8.40%, 04/20/2026		9,948	0.05%
20,000	8.40%, 04/20/2027		19,896	0.09%
44,000	8.40%, 04/20/2031		43,771	0.21%
48,000	8.40%, 04/20/2032		47,750	0.23%
20,000	8.40%, 10/20/2021		19,896	0.09%
22,000	8.40%, 10/20/2022		22,070	0.11%
24,000	8.40%, 10/20/2023		23,875	0.11%
11,000	8.40%, 10/20/2026		10,943	0.05%
28,000	8.40%, 10/20/2030		27,854	0.13%
46,000	8.40%, 10/20/2031		45,761	0.22%
50,000	8.40%, 10/20/2032		49,740	0.25%
Washington, DC		2.53%
	Metropolitan Baptist Church
77,000	8.20%, 01/12/2015		76,615	0.37%
80,000	8.30%, 07/12/2015		80,040	0.38%
98,000	8.40%, 01/12/2018		97,510	0.47%
130,000	8.40%, 01/12/2033		129,350	0.62%
45,000	8.40%, 07/12/2018		44,775	0.21%
100,000	8.40%, 01/12/2027		98,560	0.48%

Total Church Mortgage-Backed Bonds (Cost $ 18,507,509)		87.93%	18,433,852	87.93%

US TREASURY OBLIGATIONS (Cost $143,484)		0.74%
	US Treasury Note
150,000	4.50%, 02/15/2016		156,090	0.74%

SHORT TERM INVESTMENTS		9.95%

Money Market Funds
2,086,165	Fifth Third Institutional Money Market - 4.69%*		2,086,165	9.95%
	(Cost $2,086,165)

Total Investments - (Cost $20,737,158)		98.62%	$20,676,107	98.62%

Other Assets Less Liabilities		1.38%	288,497	1.38%

Net Assets		100.00%	$20,964,604	100.00%

*Rate shown represents the rate as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS
Capstone Church Bond Fund
1. SECURITY TRANSACTIONS

At December 31, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $20,737,158 amounted to $61,051 which consisted of aggregate gross unrealized appreciation of $27,860 and aggregate gross unrealized depreciation of $88,911.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date February 28, 2008

By /s/Carla Homer

* Carla Homer

  Treasurer

Date February 28, 2008

* Print the name and title of each signing officer under his or her signature.